FUTURE POLICY BENEFITS - Limited Payment Traditional Life Permanent Contracts (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Present value of expected future policy benefits
Balance, end of period	$ 10,651	$ 10,211
Direct Insurance
Present value of expected future policy benefits
Balance, end of period	6,975	7,446
Pension Risk Transfer
Present value of expected future policy benefits
Balance, end of period	3,676	2,765
Deferred Profit Liability
Present value of expected future policy benefits
Balance, beginning of period	211	158
Effect of changes in cash flow assumptions			$ 11	$ 12
Effect of actual variances from expected experience			21	(6)
Adjusted beginning of period balance			243	164
Acquisition from business combination		0
Profits deferred	44	33
Interest accrual	5	3
Amortization	(9)	(6)
Foreign currency translation	4
Benefit payments		(3)
Balance, end of period	287	191
Deferred Profit Liability | Direct Insurance
Present value of expected future policy benefits
Balance, beginning of period	24	0
Effect of changes in cash flow assumptions			0	0
Effect of actual variances from expected experience			0	0
Adjusted beginning of period balance			24	0
Acquisition from business combination		0
Profits deferred	34	3
Interest accrual	1	0
Amortization	(1)	0
Foreign currency translation	0
Benefit payments		0
Balance, end of period	58	3
Deferred Profit Liability | Pension Risk Transfer
Present value of expected future policy benefits
Balance, beginning of period	187	158
Effect of changes in cash flow assumptions			11	12
Effect of actual variances from expected experience			21	(6)
Adjusted beginning of period balance			$ 219	$ 164
Acquisition from business combination		0
Profits deferred	10	30
Interest accrual	4	3
Amortization	(8)	(6)
Foreign currency translation	4
Benefit payments		(3)
Balance, end of period	$ 229	$ 188